Consolidated Statements Of Earnings (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Total cost of sales, restaurant depreciation and amortization	$ 282.3	$ 257.5	$ 219.3
Earnings from discontinued operations, tax expense	$ 32.3	$ 72.7	$ 84.9